Long Term Interest-Bearing Bank Deposits (Tables)	6 Months Ended
Jun. 30, 2023
Long Term Interest-Bearing Bank Deposits [Abstract]
Schedule of Long Term Interest-Bearing Bank Deposits	LONG TERM INTEREST-BEARING BANK DEPOSITS
	June 30,	December 31,
(in thousands)	2023	2022
Bank deposits in U.S.$ (annual average interest rates 4.22%)	$7,159	$-
Total long-term interest-bearing bank deposits	$7,159	$-